Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000135925 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Minnesota High-Yield Municipal Bond Fund (Institutional Class) – including sales charge
Accumulated Value	$ 10,000		$ 10,101.1	$ 10,231.73	$ 11,102.01	$ 11,231	$ 11,899.45	$ 10,878.98	$ 10,801.62	$ 11,814.23	$ 11,514.49	$ 12,302.62
C000006411 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Minnesota High-Yield Municipal Bond Fund (Class C) – including sales charge
Accumulated Value	10,000		10,003.68	10,023.03	10,776.47	10,783.1	11,318.33	10,247.91	10,064.48	10,897.64	10,516.96	11,124.73
C000006409 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Minnesota High-Yield Municipal Bond Fund (Class A) – including sales charge
Accumulated Value	9,550		9,626.75	9,717.7	10,527.51	10,613.54	11,226.59	10,239.31	10,131	11,053.34	10,757.39	11,453.08
C000006412 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura National High-Yield Municipal Bond Fund (Class A) – including sales charge
Accumulated Value	9,550		9,608.03	9,972.88	10,851.73	10,969.27	12,308.31	11,017.73	10,805.71	12,164.83	11,612.62	12,216.87
C000006414 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura National High-Yield Municipal Bond Fund (Class C) – including sales charge
Accumulated Value	10,000		9,981.61	10,283.58	11,104.92	11,151.72	12,413.89	11,026.1	10,735.64	11,992.56	11,354.99	11,856.72
C000074152 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura National High-Yield Municipal Bond Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		10,080.97	10,490.29	11,438.86	11,605.23	13,045.55	11,712.89	11,523.55	12,995.83	12,422.22	13,101.15
C000006418 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Tax-Free Idaho Fund (Class A) – including sales charge
Accumulated Value	9,550		9,584	9,637	10,331	10,515	11,155	10,040	9,988	10,906	10,597	11,273
C000006420 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Tax-Free Idaho Fund (Class C) – including sales charge
Accumulated Value	10,000		9,966	9,946	10,583	10,690	11,255	10,063	9,936	10,768	10,385	10,954
C000135927 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Tax-Free Idaho Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		10,064	10,145	10,902	11,124	11,831	10,675	10,658	11,654	11,364	12,107
C000135928 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Tax-Free New York Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		10,021.37	10,114.47	10,941.53	11,164.66	11,923.64	10,753.2	10,811	11,840.43	11,392.35	12,067.64
C000006423 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Tax-Free New York Fund (Class C) – including sales charge
Accumulated Value	10,000		9,923.72	9,907.23	10,621.33	10,719.96	11,333.66	10,125.24	10,087.35	10,928.31	10,408.68	10,927.43
C000006421 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Tax-Free New York Fund (Class A) – including sales charge
Accumulated Value	9,550		9,550.76	9,607.25	10,375.8	10,551.86	11,240.6	10,121.52	10,150.84	11,078.87	10,643.72	11,246.39
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,088	$ 10,138	$ 11,022	$ 11,378	$ 11,765	$ 10,749	$ 10,932	$ 11,598	$ 11,607	$ 12,085